TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus

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The ninth bullet point under the section of the Prospectus entitled “Waivers and/or Reductions of Charges – Waiver of Class A and Class T Initial Sales Charges” is deleted in its entirety and replaced with the following:

  Other retirement plans, non-qualified brokerage accounts, and other accounts that are opened through an arrangement with Diversified Investment Advisors, Transamerica Retirement Services, Clark Consulting or Transamerica Retirement Management; and

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Investors Should Retain this Supplement for Future Reference

August 10, 2011